Note 32 - Supplemental Cash Flow Information - Adjustments to Reflect Net Cash from Gas Sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Accrued gas receivable	$ 2,256	$ 459
Gas delivered in excess of consumption	(405)	516
Accrued gas payable	676	(276)
Deferred revenue	1,659	(3,575)
Cash receipts from gas sales	$ 4,186	$ (2,876)